UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number:_________
  This Amendment (Check only one.):     [ ]  is a restatement
                                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       The Cincinnati Casualty Company
Address:    6200 South Gilmore Road
            Fairfield, Ohio 45014

13F File Number:    028-10755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:       Martin F. Hollenbeck
Title:      Chief Investment Officer
Phone:      (513) 870-2000

Signature, Place and Date of Signing:

/s/ Martin F. Hollenbeck        Fairfield, Ohio         February 9, 2010
------------------------        ---------------         ----------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:  N/A

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

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                    1
                                                ------

Form 13F Information Table Entry Total               9
                                                ------

Form 13F Information Table Value Total          37,197
                                                ------
                                                (thousands)

List of Other Included Managers:

No.     File No.                Name
01      028-10798               Cincinnati Financial Corporation


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

                        Column 2      Column 3  Column 4      Column 5                 Column 6     Column 7  Column 8
    Issuer           Title of Class    Cusip    FMV (000) Shares/Principal  SH/PRN  Investment Dis  Oth Mgrs    Sole   Shared   None

DOVER CORP          COMMON           260003108    3,745         90,000       SH     SHARED-OTHER      01         -      90,000   -
DUKE ENERGY CORP    COMMON           26441C105    3,423        198,900       SH     SHARED-OTHER      01         -     198,900   -
EMERSON ELECTRIC
  CO                COMMON           291011104    3,834         90,000       SH     SHARED-OTHER      01         -      90,000   -
GENUINE PARTS CO    COMMON           372460105      569         15,000       SH     SHARED-OTHER      01         -      15,000   -
HONEYWELL
  INTERNATIONAL INC COMMON           438516106    1,960         50,000       SH     SHARED-OTHER      01         -      50,000   -
JOHNSON & JOHNSON   COMMON           478160104    1,610         25,000       SH     SHARED-OTHER      01         -      25,000   -
PFIZER INC          COMMON           717081103    4,300        236,400       SH     SHARED-OTHER      01         -     236,400   -
PROCTER & GAMBLE
  CO/THE            COMMON           742718109   12,126        200,000       SH     SHARED-OTHER      01         -     200,000   -
SPECTRA ENERGY
  CORP              COMMON           847560109    5,629        274,450       SH     SHARED-OTHER      01         -     274,450   -
                                                 37,197

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